UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.05

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER FUNDS

ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-89.1%

AEROSPACE & DEFENSE-7.9%
BE Aerospace Inc.*	487,700	$12,524,136
General Dynamics Corp.	281,345	25,079,093
Lockheed Martin Corp.	230,900	24,089,797
		61,693,026
AIR FREIGHT & LOGISTICS-.5%
United Parcel Service Inc.	62,500	3,942,500

APPAREL ACCESSORIES & LUXURY GOODS-1.8%
American Apparel Inc.*	384,210	2,259,155
Gildan Activewear Inc.*	469,900	11,855,577
		14,114,732
APPLICATION SOFTWARE-2.2%
Intuit Inc.*	216,600	5,919,678
Net 1 UEPS Technologies Inc.*	152,205	3,588,994
Solera Holdings Inc.*	268,235	7,776,133
		17,284,805
ASSET MANAGEMENT & CUSTODY BANKS-.8%
Affiliated Managers Group Inc.*	41,400	3,576,960
AllianceBernstein Holding LP	56,705	2,945,825
		6,522,785
BIOTECHNOLOGY-4.6%
Celgene Corp.*	74,513	5,624,986
Cephalon Inc.*	94,089	6,883,551
Genentech Inc.*	141,700	13,496,925
Gilead Sciences Inc.*	77,100	4,161,858
United Therapeutics Corp.*	47,475	5,383,190
		35,550,510
BROADCASTING & CABLE TV-.5%
Comcast Corp.	189,100	3,884,115

CASINOS & GAMING-.7%
Bally Technologies Inc.*	169,070	5,374,735

COAL & CONSUMABLE FUELS-1.8%
Consol Energy Inc.	60,800	4,522,912
Massey Energy Co.	75,000	5,568,750
Peabody Energy Corp.	63,000	4,261,950
		14,353,612
COMMODITY CHEMICALS-.9%
Celanese Corp.	178,090	6,861,808

COMMUNICATIONS EQUIPMENT-6.0%
Brocade Communications Systems Inc.*	704,800	4,757,400
Nice Systems Ltd.*#	302,700	8,947,812
QUALCOMM Inc.	24,100	1,333,694
Research In Motion Ltd.*	205,460	25,234,597
Sonus Networks Inc.*	1,390,675	5,048,150
TomTom NV*	48,339	1,090,020
		46,411,673
COMPUTER HARDWARE-2.1%
Apple Inc.*	70,845	11,260,813
NCR Corp.*	176,200	4,732,732
		15,993,545
COMPUTER STORAGE & PERIPHERALS-.4%
NetApp Inc.*	125,780	3,213,679
CONSTRUCTION & ENGINEERING-.1%
Chicago Bridge & Iron Co., NV	24,100	789,757

DIVERSIFIED METALS & MINING-2.1%
Freeport-McMoRan Copper & Gold Inc.	126,375	12,226,781
Thompson Creek Metals Co., Inc.*	246,500	4,200,360
		16,427,141
DRUG RETAIL-1.5%
CVS/Caremark Corp.	314,025	11,461,913
ELECTRICAL COMPONENTS & EQUIPMENT-1.5%
First Solar Inc.*	5,525	1,575,233
JA Solar Holdings Co., Ltd.*#	652,125	9,892,736
		11,467,969
ELECTRONIC EQUIPMENT MANUFACTURERS-.3%
Dolby Laboratories Inc.*	51,280	2,086,583
FERTILIZERS & AGRICULTURAL CHEMICALS-1.2%
Mosaic Co., /The	37,400	4,757,654
Potash Corp. of Saskatchewan	21,200	4,330,524
		9,088,178

FOOTWEAR-1.3%
Deckers Outdoor Corp.*	62,290	7,039,393
Iconix Brand Group Inc.*	257,260	3,087,120
		10,126,513
GOLD-.2%
Yamana Gold Inc.	130,200	1,610,574

HEALTH CARE DISTRIBUTORS-1.3%
Cardinal Health Inc.	190,340	10,226,968

HEALTH CARE EQUIPMENT-2.3%
Baxter International Inc.	65,800	4,514,538
Hologic Inc.*	382,672	7,067,952
Thoratec Corp.*	195	3,658
Varian Medical Systems Inc.*	109,900	6,594,000
		18,180,148
HEALTH CARE FACILITIES-.3%
Community Health Systems Inc.*	80,900	2,668,082

HEALTH CARE SERVICES-.9%
Quest Diagnostics Inc.	136,000	7,229,760

HEALTH CARE SUPPLIES-1.1%
Inverness Medical Innovations Inc.*	244,500	8,242,095

HOME ENTERTAINMENT SOFTWARE-1.4%
Nintendo Co., Ltd.#	184,700	11,235,633

HOMEBUILDING
Brascan Residential Properties SA*	900	4,296

INDUSTRIAL CONGLOMERATES-.1%
McDermott International Inc.*	13,700	653,079

INDUSTRIAL MACHINERY-.9%
ITT Corp.	106,500	7,131,240

INTEGRATED OIL & GAS-1.7%
ConocoPhillips	158,700	12,953,094

INTEGRATED TELECOMMUNICATION SERVICES-.8%
AT&T Inc.	209,400	6,451,614

INTERNET RETAIL-.8%
IAC/InterActiveCorp.*	346,700	6,053,382

INTERNET SOFTWARE & SERVICES-4.4%
eBay Inc.*	243,410	6,126,630
Google Inc.*	18,500	8,764,375
GSI Commerce Inc.*	5,400	82,296
Netease.com*#	466,300	10,585,010
Sina Corp.*	185,275	8,379,988
		33,938,299
INVESTMENT BANKING & BROKERAGE-2.5%
Merrill Lynch & Co., Inc.	339,600	9,050,340
Merrill Lynch & Co., Inc.*	21,600	443,880
Morgan Stanley	246,100	9,716,028
		19,210,248
IT CONSULTING & OTHER SERVICES-1.8%
Cognizant Technology Solutions Corp.*	389,900	10,944,493
Satyam Computer Services Ltd.#	146,365	3,123,429
		14,067,922
MANAGED HEALTH CARE-.6%
Aetna Inc.	30,800	1,263,108
WellPoint Inc.*	63,700	3,341,065
		4,604,173
METAL & GLASS CONTAINERS-1.9%
Ball Corp.	57,900	2,581,182
Owens-Illinois Inc.*	281,500	11,890,560
		14,471,742
OIL & GAS DRILLING-3.2%
Rowan Cos., Inc.	344,100	13,695,180
Transocean Inc.*	79,386	10,798,878
		24,494,058
OIL & GAS EQUIPMENT & SERVICES-4.9%
Baker Hughes Inc.	42,700	3,540,257
Exterran Holdings Inc.*	33,235	1,875,783
National Oilwell Varco Inc.*	28,595	2,248,425
Weatherford International Ltd.*	232,650	8,777,885
Cabot Oil & Gas Corp.	92,200	4,057,722
Newfield Exploration Co.*	186,900	9,154,362
Pacific Rubiales Energy Corp.*	237,600	2,388,627
Petrobank Energy & Resources Ltd.*	33,385	1,341,194
Whiting Petroleum Corp.*	53,700	5,030,079
		38,414,334

OIL & GAS REFINING & MARKETING-.7%
Valero Energy Corp.	170,200	5,686,382

OTHER DIVERSIFIED FINANCIAL SERVICES-.4%
Bovespa Holding SA*	235,500	2,974,183

PHARMACEUTICALS-4.5%
Abbott Laboratories	416,820	23,483,639
Merck & Co., Inc.	134,100	4,411,890
Mylan Inc.*	432,300	5,606,931
Schering-Plough Corp.	83,200	1,753,856
		35,256,316
PUBLISHING-.6%
McGraw-Hill Cos., Inc.,/The	107,700	4,380,159

SEMICONDUCTOR EQUIPMENT-1.5%
MEMC Electronic Materials Inc.*	124,700	5,762,387
Tessera Technologies Inc.*	333,290	5,805,912
		11,568,299
SEMICONDUCTORS-2.0%
Broadcom Corp.*	199,900	4,855,571
Intel Corp.	209,975	4,659,345
Skyworks Solutions Inc.*	665,400	6,294,684
		15,809,600
SOFT DRINKS-.4%
Coca-Cola Co.,/The	60,500	3,115,750

SPECIALIZED FINANCE-1.8%
CME Group Inc.	16,000	5,762,080
Nymex Holdings Inc.	49,995	4,098,590
NYSE Euronext	86,800	4,100,432
		13,961,102
SYSTEMS SOFTWARE-3.7%
Microsoft Corp.	1,124,385	28,919,182

TOBACCO-3.6%
Philip Morris International Inc.	545,185	28,158,805

WIRELESS TELECOMMUNICATION SERVICES-.6%
NII Holdings Inc.*	79,700	4,356,402

TOTAL COMMON STOCKS (Cost $759,760,990)		692,676,500

PURCHASE AGREEMENTS-.9%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b)
(Cost $6,272,666)	208,325	6,481,512

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS-.5%

FOOTWEAR-.2%
Iconix Brand Group Inc., 1.875%, 6/30/12	$2,030,000	1,537,725

ELECTRICAL COMPONENTS & EQUIPMENT-.3%
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	3,100,000	2,526,500

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,130,000)		4,064,225

SHORT-TERM INVESTMENTS - 11.0%

TIME DEPOSITS
Bank of America London, 1.68%, 8/1/08	30,900,000	30,900,000
JP Morgan Chase London, 1.68%, 8/1/08	30,900,000	30,900,000
Wells Fargo Grand Cayman, 1.68%, 8/1/08	23,526,617	23,526,617

TOTAL TIME DEPOSITS (Cost $85,326,617)		85,326,617

Total Investments (Cost $856,490,273)(a)	101.5%	788,548,854
Liabilities in Excess of Other Assets	(1.5)	(11,599,090)
Net Assets	100.0%	$776,949,764

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $856,490,273 amounted to $67,941,419 which consisted of aggregate gross unrealized appreciation of $22,907,839 and aggregate gross unrealized depreciation of $90,849,258.

(b)	Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $6,272,666.

   SEE NOTES TO FINANCIAL STATEMENTS

THE ALGER FUNDS

ALGER LARGECAP GROWTH FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-99.0%

ADVERTISING-.8%
Focus Media Holding Ltd.*#	93,900	$2,789,769

AEROSPACE & DEFENSE-5.4%
BE Aerospace Inc.*	140,500	3,608,040
Boeing Co.	95,340	5,826,227
General Dynamics Corp.	72,690	6,479,587
Lockheed Martin Corp.	44,700	4,663,551
		20,577,405
AIR FREIGHT & LOGISTICS-1.0%
United Parcel Service Inc.	61,500	3,879,420

ALUMINUM-.7%
Alcoa Inc.	73,300	2,473,875

APPAREL RETAIL-.3%
Abercrombie & Fitch Co.	15,800	872,476

APPLICATION SOFTWARE-.8%
Intuit Inc.*	107,500	2,937,975

ASSET MANAGEMENT & CUSTODY BANKS-4.1%
AllianceBernstein Holding LP	39,775	2,066,311
BlackRock Inc.	11,800	2,557,178
Invesco Ltd.	71,000	1,653,590
Gilead Sciences Inc.*	61,500	3,319,770
Scripps Networks Interactive Inc.*	146,500	5,939,110
		15,535,959
COAL & CONSUMABLE FUELS-.4%
Uranium One Inc.*	456,400	1,628,808

COMMUNICATIONS EQUIPMENT-5.0%
Cisco Systems Inc.*	416,500	9,158,834
Nokia OYJ#	104,900	2,865,868
Research In Motion Ltd.*	45,175	5,548,394
TomTom NV*	58,300	1,314,636
		18,887,732

COMPUTER & ELECTRONICS RETAIL-.3%
GameStop Corp.*	23,800	964,138

COMPUTER HARDWARE-4.4%
Apple Inc.*	66,960	10,643,292
Hewlett-Packard Co.	139,165	6,234,592
		16,877,884
COMPUTER STORAGE & PERIPHERALS-1.1%
EMC Corp.*	291,300	4,372,413

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.7%
Deere & Co.	92,500	6,489,800

CONSUMER ELECTRONICS-1.2%
Garmin Ltd.*	45,900	1,637,253
Sony Corp.	76,000	2,862,920
		4,500,173
DEPARTMENT STORES-.8%
Kohl’s Corp.*	75,700	3,172,587

DIVERSIFIED CHEMICALS-1.6%
EI Du Pont de Nemours & Co.	140,600	6,159,686

DIVERSIFIED METALS & MINING-.9%
Freeport-McMoRan Copper & Gold Inc.	37,002	3,579,944

DRUG RETAIL-1.9%
Walgreen Co.	213,425	7,329,015

ELECTRICAL COMPONENTS & EQUIPMENT-.6%
JA Solar Holdings Co., Ltd.*#	147,700	2,240,609

FERTILIZERS & AGRICULTURAL CHEMICALS-1.5%
Monsanto Co.	29,780	3,547,096
Potash Corp. of Saskatchewan	11,500	2,349,105
		5,896,201
FOOD RETAIL-.8%
Whole Foods Market Inc.	141,900	3,145,923

GOLD-1.2%
Yamana Gold Inc.	358,700	4,437,119

HEALTH CARE EQUIPMENT-3.2%
Boston Scientific Corp.*	258,800	3,077,132
Hologic Inc.*	178,760	3,301,697

St. Jude Medical Inc.*	85,435	3,979,562
Zimmer Holdings Inc.*	27,000	1,860,570
		12,218,961
HEALTH CARE SERVICES-.8%
Quest Diagnostics Inc.	56,655	3,011,780

HEALTH CARE SUPPLIES-.5%
Inverness Medical Innovations Inc.*	60,800	2,049,568

HEAVY ELECTRICAL EQUIPMENT-.5%
Vestas Wind Systems A/S*	13,300	1,734,961

HOME ENTERTAINMENT SOFTWARE-2.2%
Electronic Arts Inc.*	69,500	3,001,010
Nintendo Co., Ltd.#	88,115	5,360,194
		8,361,204
HOUSEHOLD PRODUCTS-1.8%
Procter & Gamble Co.	106,860	6,997,193

INDUSTRIAL CONGLOMERATES-2.1%
General Electric Co.	105,000	2,970,450
McDermott International Inc.*	105,500	5,029,185
		7,999,635
INTEGRATED OIL & GAS-4.6%
ConocoPhillips	56,000	4,570,720
Exxon Mobil Corp.	86,600	6,965,238
Hess Corp.	35,800	3,630,120
Petroleo Brasileiro SA#	44,600	2,493,586
		17,659,664

INTEGRATED TELECOMMUNICATION SERVICES-1.2%
Verizon Communications Inc.	135,600	4,615,824

INTERNET RETAIL-2.7%
Amazon.com Inc.*	51,100	3,900,974
IAC/InterActiveCorp.*	357,300	6,238,458
		10,139,432
INTERNET SOFTWARE & SERVICES-4.7%
eBay Inc.*	268,355	6,754,495
Google Inc.*	23,195	10,988,631
		17,743,126

INVESTMENT BANKING & BROKERAGE-.7%
Merrill Lynch & Co., Inc.	107,600	2,867,540

IT CONSULTING & OTHER SERVICES-1.4%
Cognizant Technology Solutions Corp.*	194,600	5,462,422

LIFE & HEALTH INSURANCE-.2%
Aflac Inc.	15,300	850,833

MANAGED HEALTH CARE-.5%
UnitedHealth Group Inc.*	70,800	1,988,064

MOVIES & ENTERTAINMENT-2.2%
Regal Entertainment Group	226,800	3,776,220
Viacom Inc.*	168,800	4,714,584
		8,490,804

OIL & GAS DRILLING-8.4%
Transocean Inc.*	40,023	5,444,329
National Oilwell Varco Inc.*	43,035	3,383,842
Schlumberger Ltd.	125,130	12,713,208
Weatherford International Ltd.*	74,100	2,795,793
Chesapeake Energy Corp.	35,400	1,775,310
Devon Energy Corp.	32,300	3,064,947
Valero Energy Corp.	80,400	2,686,164
		31,863,593

OTHER DIVERSIFIED FINANCIAL SERVICES-.7%
Bovespa Holding SA*	207,800	2,624,354

PHARMACEUTICALS-3.6%
Abbott Laboratories	50,300	2,833,902
Johnson & Johnson	79,160	5,420,085
Merck & Co., Inc.	108,330	3,564,057
Shire Ltd.#	41,500	2,089,110
		13,907,154

RESTAURANTS-.9%
Starbucks Corp.*	233,500	3,430,115

SEMICONDUCTOR EQUIPMENT-1.4%
MEMC Electronic Materials Inc.*	112,275	5,188,228

SEMICONDUCTORS-2.1%
Broadcom Corp.*	70,400	1,710,016
Intel Corp.	289,530	6,424,671
		8,134,687

SOFT DRINKS-5.8%
Coca-Cola Co.,/The	232,500	11,973,750
Hansen Natural Corp.*	73,000	1,668,780
PepsiCo Inc.	125,100	8,326,656
		21,969,186
SPECIALIZED FINANCE-3.6%
CME Group Inc.	8,400	3,025,092
Nymex Holdings Inc.	49,395	4,049,402
NYSE Euronext	140,200	6,623,048
		13,697,542
SYSTEMS SOFTWARE-4.1%
Microsoft Corp.	614,995	15,817,671

TOBACCO-2.6%
Altria Group Inc.	231,685	4,714,790
Philip Morris International Inc.	102,585	5,298,515
		10,013,305
TOTAL COMMON STOCKS (Cost $421,948,750)		377,585,757

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS - 1.1%

TIME DEPOSITS
Bank of America London, 1.68%, 8/1/08 (Cost $4,193,265)	$4,193,265	4,193,265

Total Investments (Cost $426,142,015)(a)	100.1%	381,779,022
Liabilities in Excess of Other Assets	(0.1)	(545,289)
Net Assets	100.0%	381,233,733

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $426,142,015 amounted to $44,362,993 which consisted of aggregate gross unrealized appreciation of $10,454,399 and aggregate gross unrealized depreciation of $54,817,392.

SEE NOTES TO FINANCIAL STATEMENTS

THE ALGER FUNDS

ALGER MIDCAP GROWTH FUND

Schedule Of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS -100.2%

AEROSPACE & DEFENSE-2.1%
BE Aerospace Inc.*	293,550	$7,538,364
L-3 Communications Holdings Inc.	42,900	4,233,801
		11,772,165

APPAREL ACCESSORIES & LUXURY GOODS-1.3%
Gildan Activewear Inc.*	277,400	6,998,802

APPLICATION SOFTWARE-2.2%
Informatica Corp.*	163,400	2,645,446
Solera Holdings Inc.*	95,400	2,765,646
Taleo Corp.*	87,700	1,643,498
TIBCO Software Inc.*	639,000	5,246,190
		12,300,780
ASSET MANAGEMENT & CUSTODY BANKS-2.7%
AllianceBernstein Holding LP	149,500	7,766,525
Invesco Ltd.	177,600	4,136,304
Janus Capital Group Inc.	87,600	2,657,784
		14,560,613
BIOTECHNOLOGY-3.1%
Cepheid Inc.*	87,300	1,494,576
InterMune Inc.*	136,400	2,343,352
Metabolix Inc.*	565,900	7,079,409
United Therapeutics Corp.*	51,250	5,811,238
		16,728,575
BROADCASTING & CABLE TV-.5%
Discovery Holding Co., Cl. A*	143,700	2,856,756

CASINOS & GAMING-1.1%
Bally Technologies Inc.*	188,700	5,998,773

COAL & CONSUMABLE FUELS-2.8%
Consol Energy Inc.	82,400	6,129,736
Massey Energy Co.	121,100	8,991,675
		15,121,411
COMMUNICATIONS EQUIPMENT-1.6%
Research In Motion Ltd.*	70,700	8,683,374

COMPUTER & ELECTRONICS RETAIL-2.2%
Game Group PLC*	840,200	4,249,312
GameStop Corp., Cl. A*	199,000	8,061,490
		12,310,802

COMPUTER HARDWARE-1.5%
Apple Inc.*	51,100	8,122,345

CONSTRUCTION & ENGINEERING-2.0%
Fluor Corp.	137,000	11,144,950

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.0%
Joy Global Inc.	76,500	5,524,830
Manitowoc Co., Inc.	200,700	5,290,452
		10,815,282
CONSUMER ELECTRONICS-.4%
Garmin Ltd.*	61,100	2,179,437

DATA PROCESSING & OUTSOURCED SERVICES-.5%
Alliance Data Systems Corp.*	42,500	2,726,375

DISTRIBUTORS-.5%
LKQ Corp.*	135,800	2,783,900

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.0%
FTI Consulting Inc.*	77,400	5,507,784

DIVERSIFIED METALS & MINING-1.0%
Intrepid Potash Inc.*	41,800	2,311,540
Thompson Creek Metals Co., Inc.*	200,200	3,411,408
		5,722,948
DRUG RETAIL-.7%
China Nepstar Chain Drugstore Ltd.#	477,600	3,715,728

ELECTRIC UTILITIES-2.6%
FirstEnergy Corp.	102,000	7,502,100
ITC Holdings Corp.	134,400	7,004,928
		14,507,028
ELECTRICAL COMPONENTS & EQUIPMENT-2.8%
General Cable Corp.*	134,300	7,739,709
JA Solar Holdings Co., Ltd.*#	507,600	7,700,292
		15,440,001
FERTILIZERS & AGRICULTURAL CHEMICALS-3.0%
CF Industries Holdings Inc.	33,600	5,492,256
Mosaic Co.,/The	42,200	5,368,262
Terra Industries Inc.	100,400	5,421,600
		16,282,118
FOOD RETAIL-1.2%
Whole Foods Market Inc.	307,400	6,815,058

FOOTWEAR-1.3%
Iconix Brand Group Inc.*	580,500	6,966,000

GOLD-.4%
Yamana Gold Inc.	171,600	2,122,692

HEALTH CARE EQUIPMENT-1.9%
Hologic Inc.*	115,500	2,133,285
Insulet Corp.*	116,200	1,620,990
Varian Medical Systems Inc.*	115,100	6,906,000
		10,660,275
HEALTH CARE FACILITIES-2.0%
Community Health Systems Inc.*	176,000	5,804,480
Tenet Healthcare Corp.*	487,900	2,824,941
Universal Health Services Inc., Cl. B	42,300	2,564,226
		11,193,647
HEAVY ELECTRICAL EQUIPMENT-1.3%
Vestas Wind Systems A/S*	55,600	7,252,921

HOME ENTERTAINMENT SOFTWARE-5.6%
Nintendo Co., Ltd.#	291,840	17,753,152
Take-Two Interactive Software Inc.*	229,400	5,230,320
THQ Inc.*	493,200	7,486,776
		30,470,248
HOTELS RESORTS & CRUISE LINES-.2%
Royal Caribbean Cruises Ltd.	52,900	1,347,892

INDUSTRIAL CONGLOMERATES-2.7%
McDermott International Inc.*	311,550	14,851,589

INDUSTRIAL GASES-2.0%
Praxair Inc.	116,800	10,947,664

INDUSTRIAL MACHINERY-1.2%
ITT Corp.	41,800	2,798,928
SPX Corp.	28,400	3,600,552
		6,399,480
INTERNET RETAIL-.5%
Shutterfly Inc.*	289,700	2,644,961

INTERNET SOFTWARE & SERVICES-2.5%
eBay Inc.*	323,600	8,145,012
Interwoven Inc.*	256,200	3,607,296
Sina Corp.*	43,400	1,962,982
		13,715,290

INVESTMENT BANKING & BROKERAGE-1.3%
Merrill Lynch & Co., Inc.	257,200	6,854,380

IT CONSULTING & OTHER SERVICES-5.2%
Cognizant Technology Solutions Corp., Cl. A*	473,200	13,282,724
Satyam Computer Services Ltd.#	720,500	15,375,470
		28,658,194
LIFE SCIENCES TOOLS & SERVICES-2.3%
Parexel International Corp.*	148,800	4,349,424
Thermo Fisher Scientific Inc.*	132,600	8,024,952
		12,374,376
MANAGED HEALTH CARE-1.6%
Aetna Inc.	221,000	9,063,210

OIL & GAS DRILLING-.7%
Nabors Industries Ltd.*	106,700	3,890,282

OIL & GAS EQUIPMENT & SERVICES-7.6%
Acergy SA#	335,800	5,638,082
Cameron International Corp.*	143,250	6,841,620
Exterran Holdings Inc.*	97,400	5,497,256
FMC Technologies Inc.*	44,800	2,767,744
National Oilwell Varco Inc.*	183,400	14,420,742
Weatherford International Ltd.*	111,500	4,206,895
Willbros Group Inc.*	55,100	2,070,658
		41,442,997
OIL & GAS EXPLORATION & PRODUCTION-4.3%
Cabot Oil & Gas Corp.	76,500	3,366,765
Concho Resources Inc.*	113,900	3,730,225
Denbury Resources Inc.*	48,600	1,367,604
Devon Energy Corp.	28,800	2,732,832
Newfield Exploration Co.*	168,000	8,228,640
PetroHawk Energy Corp.*	113,600	3,785,152
		23,211,218
OTHER DIVERSIFIED FINANCIAL SERVICES-.5%
Bovespa Holding SA*	223,200	2,818,844

PACKAGED FOODS & MEATS-1.0%
Cosan Ltd., Cl. A*	428,000	5,611,080

PHARMACEUTICALS-1.3%
Mylan Inc.*	531,600	6,894,852

RAILROADS-.5%
Norfolk Southern Corp.	38,000	2,732,960

RESTAURANTS-1.0%
Burger King Holdings Inc.	150,700	4,043,281
McCormick & Schmick’s Seafood Restaurants Inc.*	152,000	1,232,720
		5,276,001

SEMICONDUCTOR EQUIPMENT-1.4%
MEMC Electronic Materials Inc.*	161,125	7,445,586

SEMICONDUCTORS-4.2%
Atheros Communications Inc.*	174,565	5,411,515
Broadcom Corp., Cl. A*	287,000	6,971,230
Intersil Corp.	450,000	10,858,500
		23,241,245
SOFT DRINKS-.9%
Hansen Natural Corp.*	217,700	4,976,622

SPECIALIZED FINANCE-2.7%
Bolsa de Mercadorias e Futuros - BM&F	328,800	2,895,622
CME Group Inc.	21,800	7,850,834
NYSE Euronext	87,900	4,152,396
		14,898,852
SPECIALTY CHEMICALS-1.5%
Flotek Industries Inc.*	147,900	2,718,402
Rockwood Holdings Inc.*	142,200	5,424,930
		8,143,332
THRIFTS & MORTGAGE FINANCE-1.0%
People’s United Financial Inc.	307,300	5,217,954

WIRELESS TELECOMMUNICATION SERVICES-.8%
SBA Communications Corp.*	111,230	4,214,505

TOTAL COMMON STOCKS (Cost $538,358,444)		548,634,154

PURCHASE AGREEMENTS-.4%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $2,240,184)	74,400	2,314,770

	PRINCIPAL
	AMOUNTS
CONVERTIBLE CORPORATE BONDS-.3%

OIL & GAS DRILLING
Transocean Inc., 1.50%, 12/15/37 (Cost $1,400,000)	$1,400,000	1,501,500

	CONTRACTS
PURCHASED OPTIONS-1.2%

PUT OPTIONS
CF Industries Holding Inc./Aug/160	360	241,200
Consol Energy Inc./Aug/100	570	1,464,900
Massey Energy/Aug/75	1,080	658,800

McDermott International Inc./Aug/60	725	884,500
Mosaic Co./Aug/145	330	650,100
National Oilwell/Aug/80	860	369,800
S&P 500 Index/Aug/1340	338	2,457,260

TOTAL PURCHSED OPTIONS (Cost $4,287,885)		6,726,560

	PRINCIPAL
	AMOUNTS
SHORT-TERM INVESTMENTS-2.2%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08 (Cost $11,858,249)	$11,858,249	11,858,249

Total Investments (Cost $558,144,762)(a)	104.3%	571,035,233
Liabilities in Excess of Other Assets	(4.3)	(23,348,139)
Net Assets	100.0%	$547,687,094

* Non-income producing security.
# American Depositary Trust.
(a)

At July 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $558,144,762 amounted to $12,890,471 which consisted of aggregate gross unrealized appreciation of $48,118,062 and aggregate gross unrealized depreciation of $35,227,591.

(b) Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $2,240,184.

See Notes to Financial Statements.

		SHARES
		SUBJECT
	CONTRACTS	TO PUT	VALUE
PUT OPTIONS WRITTEN
CF Industries Holding Inc./Aug/135	360	36,000	$27,000
Consol Energy/Aug/85	570	57,000	699,390
Massey Energy/Aug/65	1,080	108,000	232,200
McDermott International Inc./Aug/50	725	72,500	253,750
Mosaic Co./Aug/120	330	33,000	115,500
National Oilwell/Aug/70	860	86,000	55,900
S&P 500 Index/Aug/1275	338	33,800	865,280

TOTAL PUT OPTIONS WRITTEN (Premiums Received $1,726,403)			$2,249,020

See Notes to Financial Statements.

THE ALGER FUNDS

ALGER SMALLCAP & MIDCAP GROWTH FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-94.0%

AEROSPACE & DEFENSE-1.6%
Alliant Techsystems Inc.*	46,200	$4,573,338
BE Aerospace Inc.*	181,050	4,649,364
		9,222,702
AIRLINES-.5%
Airtran Holdings Inc.*	855,530	2,498,148

APPAREL ACCESSORIES & LUXURY GOODS-1.8%
Gildan Activewear Inc.*	213,650	5,390,390
Phillips-Van Heusen Corp.	137,300	4,860,420
		10,250,810
APPAREL RETAIL-2.7%
Abercrombie & Fitch Co.	87,600	4,837,272
AnnTaylor Stores Corp.*	188,900	4,259,695
Urban Outfitters Inc.*	193,500	6,387,435
		15,484,402
APPLICATION SOFTWARE-5.4%
Ansys Inc.*	151,625	6,956,555
Concur Technologies Inc.*	145,650	6,003,693
PROS Holdings Inc.*	311,850	3,261,951
Solera Holdings Inc.*	259,306	7,517,281
Synchronoss Technologies Inc.*	216,350	2,535,622
Taleo Corp.*	251,100	4,705,614
		30,980,716
ASSET MANAGEMENT & CUSTODY BANKS-1.1%
Affiliated Managers Group Inc.*	72,462	6,260,717

BIOTECHNOLOGY-7.1%
Acorda Therapeutics Inc.*	156,850	5,146,249
Alexion Pharmaceuticals Inc.*	24,700	2,315,625
BioMarin Pharmaceutical Inc.*	103,550	3,370,553
Cepheid Inc.*	197,550	3,382,056
Cubist Pharmaceuticals Inc.*	154,800	3,507,768
ImClone Systems Inc.*	98,100	6,271,533
OSI Pharmaceuticals Inc.*	82,800	4,357,764

Savient Pharmaceuticals Inc.*	187,750	4,990,395
United Therapeutics Corp.*	62,450	7,081,206
		40,423,149
BROADCASTING & CABLE TV
Discovery Holding Co.*	8,400	166,992

CASINOS & GAMING-1.1%
Bally Technologies Inc.*	198,645	6,314,925

COAL & CONSUMABLE FUELS-1.8%
International Coal Group Inc.*	423,200	4,430,904
Massey Energy Co.	79,100	5,873,175
		10,304,079
COMMUNICATIONS EQUIPMENT-3.5%
Foundry Networks Inc.*	238,000	4,150,720
Nice Systems Ltd.*#	239,150	7,069,274
Polycom Inc.*	259,550	6,125,380
Sonus Networks Inc.*	788,700	2,862,981
		20,208,355
COMPUTER & ELECTRONICS RETAIL-.6%
GameStop Corp.*	77,850	3,153,704

COMPUTER HARDWARE-1.1%
NCR Corp.*	227,675	6,115,351

CONSTRUCTION & ENGINEERING-1.8%
Aecom Technology Corp.*	223,190	6,354,219
Shaw Group Inc.,/The*	68,950	3,985,310
		10,339,529
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.7%
Bucyrus International Inc.	116,350	8,145,664
Manitowoc Co., Inc.,/The	113,400	2,989,224
Titan Machinery Inc.*	146,750	4,023,885
		15,158,773
DATA PROCESSING & OUTSOURCED SERVICES-2.6%
NeuStar Inc.*	221,850	4,654,413
TeleTech Holdings Inc.*	333,750	4,539,000
VeriFone Holdings Inc.*	185,600	2,776,576
Wright Express Corp.*	116,750	3,099,713
		15,069,702

DISTILLERS & VINTNERS-1.3%
Central European Distribution Corp.*	100,850	7,358,016

DISTRIBUTORS-1.4%
LKQ Corp.*	380,100	7,792,050

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.4%
FTI Consulting Inc.*	104,250	7,418,430
Geo Group Inc.,/The*	275,050	6,612,202
		14,030,632
DIVERSIFIED METALS & MINING-1.5%
Intrepid Potash Inc.*	58,350	3,226,755
Thompson Creek Metals Co., Inc.*	320,950	5,468,988
		8,695,743
EDUCATION SERVICES-.8%
ITT Educational Services Inc.*	48,600	4,304,988

ELECTRIC UTILITIES-1.3%
ITC Holdings Corp.	142,650	7,434,918

ELECTRICAL COMPONENTS & EQUIPMENT-4.3%
Ametek Inc.	139,300	6,666,898
General Cable Corp.*	79,050	4,555,652
JA Solar Holdings Co., Ltd.*#	288,600	4,378,062
Roper Industries Inc.	94,700	5,793,746
Sunpower Corp.*	38,050	2,997,199
		24,391,557
ELECTRONIC EQUIPMENT MANUFACTURERS-1.0%
Dolby Laboratories Inc.*	134,000	5,452,460

ENVIRONMENTAL & FACILITIES SERVICES-2.0%
EnergySolutions Inc.	281,400	5,771,514
Waste Connections Inc.*	152,400	5,545,836
		11,317,350
FERTILIZERS & AGRICULTURAL CHEMICALS-.9%
Terra Industries Inc.	92,950	5,019,300

FOOTWEAR-.8%
Iconix Brand Group Inc.*	359,775	4,317,300

HEALTH CARE EQUIPMENT-3.3%
Hologic Inc.*	218,800	4,041,236
Intuitive Surgical Inc.*	14,950	4,653,786

Meridian Bioscience Inc.	220,100	5,724,801
Thoratec Corp.*	247,150	4,636,534
		19,056,357
HEALTH CARE FACILITIES-1.2%
Community Health Systems Inc.*	216,650	7,145,117

HEALTH CARE SERVICES-1.0%
IPC The Hospitalist Co., Inc.*	272,150	5,864,832

HEALTH CARE SUPPLIES-.4%
Power Medical Interventions Inc.*	459,038	2,423,720

INDUSTRIAL GASES-.9%
Airgas Inc.	85,700	4,908,895

INTEGRATED TELECOMMUNICATION SERVICES-1.1%
Cincinnati Bell Inc.*	1,670,800	6,516,120

INTERNET RETAIL-1.0%
priceline.com Inc.*	51,800	5,954,410

INTERNET SOFTWARE & SERVICES-.5%
Omniture Inc.*	178,650	3,099,578

INVESTMENT BANKING & BROKERAGE-1.6%
Investment Technology Group Inc.*	80,500	2,394,070
Lazard Ltd.	170,650	6,964,227
		9,358,297
IT CONSULTING & OTHER SERVICES-.6%
SI International Inc.*	183,450	3,353,465

LEISURE FACILITIES-.9%
Life Time Fitness Inc.*	177,600	5,290,703

LIFE SCIENCES TOOLS & SERVICES-2.5%
Illumina Inc.*	78,150	7,286,706
Parexel International Corp.*	238,950	6,984,509
		14,271,215
METAL & GLASS CONTAINERS-1.2%
Silgan Holdings Inc.	135,300	7,146,545

OFFICE REITS-1.0%
Digital Realty Trust Inc.	128,100	5,496,770

OIL & GAS EQUIPMENT & SERVICES-9.9%
Cal Dive International Inc.*	490,200	5,250,042
Cameron International Corp.*	152,000	7,259,520
IHS Inc.*	101,700	6,328,791
T-3 Energy Services Inc.*	100,913	6,919,604
Carrizo Oil & Gas Inc.*	120,050	6,043,317
Concho Resources Inc.*	212,150	6,947,913
Petrobank Energy & Resources Ltd.*	136,628	5,488,834
PetroHawk Energy Corp.*	110,700	3,688,524
Range Resources Corp.	119,050	5,781,068
Whiting Petroleum Corp.*	32,050	3,002,124
		56,709,737
PACKAGED FOODS & MEATS-1.1%
Hain Celestial Group Inc.*	248,800	6,503,631

PHARMACEUTICALS-1.9%
Mylan Inc.*	433,600	5,623,792
Perrigo Co.	157,300	5,541,679
		11,165,471
PROPERTY & CASUALTY INSURANCE-.8%
First Mercury Financial Corp.*	299,050	4,784,800

REGIONAL BANKS-.8%
Signature Bank*	161,350	4,748,530

RESTAURANTS-1.2%
Darden Restaurants Inc.	204,150	6,649,165

SEMICONDUCTORS-5.0%
Atheros Communications Inc.*	217,950	6,756,450
Cypress Semiconductor Corp.*	194,650	5,304,213
Intersil Corp.	187,650	4,527,995
Microsemi Corp.*	264,350	6,862,526
ON Semiconductor Corp.*	529,250	4,969,658
		28,420,842
TECHNOLOGY DISTRIBUTORS-.8%
Mellanox Technologies Ltd.*	376,955	4,821,253

THRIFTS & MORTGAGE FINANCE-.9%
People’s United Financial Inc.	305,250	5,183,145

WIRELESS TELECOMMUNICATION SERVICES-1.3%
SBA Communications Corp.*	197,950	7,500,325

TOTAL COMMON STOCKS (Cost $549,052,376)		538,439,291

PURCHASE AGREEMENTS-.1%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $511,870)	17,000	528,913

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-4.7%

TIME DEPOSITS
Bank of America London, 1.68%, 8/1/08	$22,000,000	22,000,000
JP Morgan Chase London, 1.68%, 8/1/08	5,067,773	5,067,773

TOTAL TIME DEPOSITS (Cost $27,067,773)		27,067,773

Total Investments (Cost $576,632,019)(a)	98.8%	566,035,977
Other Assets in Excess of Liabilities	1.2	7,146,992
Net Assets	100.0%	$573,182,969

* Non-income producing securities.

# American Depositary Receipts.

(a)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $576,632,019 amounted to $10,596,042 which consisted of aggregate gross unrealized appreciation of $47,927,334 and aggregate gross unrealized depreciation of $58,523,376.

(b)	Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $511,870.

SEE NOTES TO FINANCIAL STATEMENTS

THE ALGER FUNDS

ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-95.6%

AEROSPACE & DEFENSE-1.8%
BE Aerospace Inc.*	139,945	$3,593,788
Esterline Technologies Corp.*	83,520	4,074,106
		7,667,894
AIRLINES-.3%
Airtran Holdings Inc.*	456,245	1,332,235

APPAREL ACCESSORIES & LUXURY GOODS-.8%
Phillips-Van Heusen Corp.	102,080	3,613,631

APPAREL RETAIL-1.4%
AnnTaylor Stores Corp.*	140,170	3,160,834
Bebe Stores Inc.	290,860	3,016,218
		6,177,052

APPLICATION SOFTWARE-6.1%
Ansys Inc.*	131,995	6,055,931
Concur Technologies Inc.*	100,195	4,130,038
Solera Holdings Inc.*	198,945	5,767,416
Synchronoss Technologies Inc.*	152,865	1,791,578
Taleo Corp.*	241,900	4,533,206
TIBCO Software Inc.*	426,160	3,498,774
		25,776,943
BIOTECHNOLOGY-8.2%
Acorda Therapeutics Inc.*	120,335	3,948,191
Alexion Pharmaceuticals Inc.*	34,800	3,262,500
BioMarin Pharmaceutical Inc.*	100,030	3,255,977
Cepheid Inc.*	165,300	2,829,936
Cubist Pharmaceuticals Inc.*	173,165	3,923,919
InterMune Inc.*	178,710	3,070,238
Myriad Genetics Inc.*	34,800	2,314,200
OSI Pharmaceuticals Inc.*	61,000	3,210,430
Savient Pharmaceuticals Inc.*	140,845	3,743,660
United Therapeutics Corp.*	47,560	5,392,828
		34,951,879

CASINOS & GAMING-1.9%
Bally Technologies Inc.*	153,825	4,890,097
WMS Industries Inc.*	112,600	3,173,068
		8,063,165
COAL & CONSUMABLE FUELS-1.5%
International Coal Group Inc.*	422,790	4,426,611
Uranium One Inc.*	527,240	1,881,623
		6,308,234
COMMUNICATIONS EQUIPMENT-4.0%
Foundry Networks Inc.*	182,900	3,189,776
Nice Systems Ltd.*#	177,025	5,232,859
Polycom Inc.*	229,775	5,422,690
Sonus Networks Inc.*	823,700	2,990,031
		16,835,356
COMPUTER STORAGE & PERIPHERALS-1.0%
Synaptics Inc.*	89,785	4,329,432

CONSTRUCTION & ENGINEERING-2.1%
Aecom Technology Corp.*	180,695	5,144,387
URS Corp.*	89,785	3,763,787
		8,908,174
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.3%
Bucyrus International Inc.	83,060	5,815,031
Titan Machinery Inc.*	136,900	3,753,798
		9,568,829
DATA PROCESSING & OUTSOURCED SERVICES-3.1%
NeuStar Inc.*	193,350	4,056,483
TeleTech Holdings Inc.*	239,900	3,262,640
VeriFone Holdings Inc.*	175,845	2,630,641
Wright Express Corp.*	115,675	3,071,171
		13,020,935
DISTILLERS & VINTNERS-1.3%
Central European Distribution Corp.*	77,246	5,635,868

DISTRIBUTORS-1.2%
LKQ Corp.*	255,070	5,228,935

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.5%
FTI Consulting Inc.*	72,500	5,159,100

Geo Group Inc.,/The	227,770	5,475,591
		10,634,691
DIVERSIFIED METALS & MINING-1.2%
Major Drilling Group International*	10,800	416,288
Thompson Creek Metals Co., Inc.*	287,880	4,905,475
		5,321,763
EDUCATION SERVICES-1.3%
Corinthian Colleges Inc.*	341,500	5,378,625

ELECTRIC UTILITIES-1.4%
ITC Holdings Corp.	117,900	6,144,948

ELECTRICAL COMPONENTS & EQUIPMENT-.8%
JA Solar Holdings Co., Ltd.*#	232,720	3,530,362

ENVIRONMENTAL & FACILITIES SERVICES-1.7%
EnergySolutions Inc.	216,300	4,436,313
Waste Connections Inc.*	81,500	2,965,785
		7,402,098
FOOTWEAR-1.8%
Deckers Outdoor Corp.*	41,185	4,654,317
Iconix Brand Group Inc.*	259,125	3,109,500
		7,763,817
HEALTH CARE EQUIPMENT-3.5%
Hologic Inc.*	165,870	3,063,619
Insulet Corp.*	138,400	1,930,680
Meridian Bioscience Inc.	179,600	4,671,396
Thoratec Corp.*	271,128	5,086,361
		14,752,056
HEALTH CARE FACILITIES-.3%
Psychiatric Solutions Inc.*	34,415	1,205,213

HEALTH CARE SERVICES-1.3%
Gentiva Health Services Inc.*	222,600	5,685,204

HEALTH CARE SUPPLIES-.6%
Inverness Medical Innovations Inc.*	70,950	2,391,725

HOME ENTERTAINMENT SOFTWARE-.9%
THQ Inc.*	254,300	3,860,274

HOUSEWARES & SPECIALTIES-1.0%
Tupperware Brands Corp.	107,900	4,208,100

INDUSTRIAL MACHINERY-3.6%
Actuant Corp.	174,040	5,301,258
Clarcor Inc.	135,400	5,215,608
RBC Bearings Inc.*	147,200	4,897,344
		15,414,210
INTEGRATED TELECOMMUNICATION SERVICES-1.1%
Cincinnati Bell Inc.*	1,255,000	4,894,500

INTERNET RETAIL-1.2%
priceline.com Inc.*	45,415	5,220,454

INTERNET SOFTWARE & SERVICES-3.7%
GSI Commerce Inc.*	373,549	5,692,887
Interwoven Inc.*	300,500	4,231,040
Omniture Inc.*	124,775	2,164,846
VistaPrint Ltd.*	145,600	3,752,112
		15,840,885
INVESTMENT BANKING & BROKERAGE-1.4%
Greenhill & Co., Inc.	70,065	4,304,093
Investment Technology Group Inc.*	62,200	1,849,828
		6,153,921
IT CONSULTING & OTHER SERVICES-.7%
SI International Inc.*	155,975	2,851,223

LEISURE FACILITIES-1.0%
Life Time Fitness Inc.*	147,675	4,399,238

LIFE SCIENCES TOOLS & SERVICES-4.3%
Bruker Corp.*	191,500	2,646,530
Icon PLC*#	62,600	5,029,284
Illumina Inc.*	52,910	4,933,328
Parexel International Corp.*	200,408	5,857,926
		18,467,068
METAL & GLASS CONTAINERS-1.3%
Silgan Holdings Inc.	103,485	5,466,078

OIL & GAS EQUIPMENT & SERVICES-5.2%
Bristow Group Inc.*	46,200	2,078,538
Cal Dive International Inc.*	372,312	3,987,462
Dril-Quip Inc.*	92,620	5,014,447
IHS Inc.*	84,300	5,245,989
T-3 Energy Services Inc.*	88,140	6,043,760
		22,370,196
OIL & GAS EXPLORATION & PRODUCTION-5.4%
Carrizo Oil & Gas Inc.*	89,560	4,508,450
Comstock Resources Inc.*	35,200	2,147,552
Concho Resources Inc.*	162,971	5,337,300
Mariner Energy Inc.*	175,359	4,639,999
Petrobank Energy & Resources Ltd.*	114,595	4,603,690
Petroquest Energy Inc.*	83,900	1,750,993
		22,987,984
PACKAGED FOODS & MEATS-1.2%
Hain Celestial Group Inc.*	194,720	5,089,981

PROPERTY & CASUALTY INSURANCE-1.1%
First Mercury Financial Corp.*	280,135	4,482,160

REGIONAL BANKS-.7%
Signature Bank*	96,630	2,843,821

RESTAURANTS-.4%
McCormick & Schmick’s Seafood Restaurants Inc.*	192,035	1,557,404

SEMICONDUCTOR EQUIPMENT-.7%
Tessera Technologies Inc.*	172,005	2,996,327

SEMICONDUCTORS-4.3%
Atheros Communications Inc.*	167,125	5,180,875
Cavium Networks Inc.*	126,300	2,027,115
Microsemi Corp.*	227,800	5,913,688
ON Semiconductor Corp.*	545,070	5,118,207
		18,239,885
TECHNOLOGY DISTRIBUTORS-1.0%
Mellanox Technologies Ltd.*	333,361	4,263,687

THRIFTS & MORTGAGE FINANCE-.5%
Brookline Bancorp Inc.	223,700	2,181,075

WIRELESS TELECOMMUNICATION SERVICES-1.5%
SBA Communications Corp.*	163,576	6,197,895

TOTAL COMMON STOCKS (Cost $406,635,650)		407,615,430

PURCHASE AGREEMENTS-.1%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $412,507)	13,700	426,241

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 3.6%

TIME DEPOSITS
Bank of America London, 1.68%, 8/1/08 (Cost $15,460,908)	$15,460,908	15,460,908

Total Investments (Cost $422,509,065)(a)	99.3%	423,502,579
Other Assets in Excess of Liabilities	0.7	3,002,780
Net Assets	100.0%	$426,505,359

* Non-income producing securities.

# American Depositary Receipts.

(a) At July 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $422,509,065 amounted to $993,514 which consisted of aggregate gross unrealized appreciation of $60,597,962 and aggregate gross unrealized depreciation of $59,604,448.

(b) Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $412,507.

SEE NOTES TO FINANCIAL STATEMENTS

THE ALGER FUNDS

ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-93.4%

AEROSPACE & DEFENSE—2.4%
Alliant Techsystems Inc.*	400	$39,596
BE Aerospace Inc.*	1,220	31,329
Esterline Technologies Corp.*	760	37,073
		107,998
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
American Apparel Inc.*	3,270	19,227
Gildan Activewear Inc.*	1,520	38,349
		57,576
APPAREL RETAIL—2.8%
Abercrombie & Fitch Co.	550	30,371
AnnTaylor Stores Corp.*	1,720	38,786
Bebe Stores Inc.	3,105	32,199
Citi Trends Inc.*	965	22,320
		123,676
APPLICATION SOFTWARE—5.4%
Ansys Inc.*	1,140	52,303
Concur Technologies Inc.*	955	39,365
Solera Holdings Inc.*	2,070	60,009
Taleo Corp.*	1,805	33,826
VanceInfo Technologies Inc.*#	5,465	49,239
		234,742
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Affiliated Managers Group Inc.*	490	42,336
Riskmetrics Group Inc.*	2,110	38,022
		80,358
BIOTECHNOLOGY—4.5%
Acorda Therapeutics Inc.*	695	22,803
Alexion Pharmaceuticals Inc.*	380	35,625
Cepheid Inc.*	1,425	24,396
Molecular Insight Pharmaceuticals Inc.*	3,405	28,738
Savient Pharmaceuticals Inc.*	1,020	27,111
United Therapeutics Corp.*	500	56,695
		195,368
BROADCASTING & CABLE TV
Discovery Holding Co.*	75	1,491

CASINOS & GAMING—1.6%
Bally Technologies Inc.*	1,240	39,420
WMS Industries Inc.*	1,120	31,562
		70,982

COAL & CONSUMABLE FUELS—1.8%
International Coal Group Inc.*	3,600	37,692
Massey Energy Co.	535	39,724
		77,416
COMMUNICATIONS EQUIPMENT—2.2%
Nice Systems Ltd.*#	1,605	47,444
Polycom Inc.*	1,960	46,256
		93,700
COMPUTER HARDWARE—1.1%
NCR Corp.*	1,790	48,079

COMPUTER STORAGE & PERIPHERALS—.7%
Data Domain Inc.*	1,365	29,429

CONSTRUCTION & ENGINEERING—2.0%
Aecom Technology Corp.*	1,645	46,833
Shaw Group Inc.,/The*	715	41,327
		88,160
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.2%
Bucyrus International Inc.	795	55,658
Titan Machinery Inc.*	1,450	39,759
		95,417
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
NeuStar Inc.*	1,675	35,141
TeleTech Holdings Inc.*	2,415	32,844
		67,985
DISTILLERS & VINTNERS—1.2%
Central European Distribution Corp.*	720	52,531

DISTRIBUTORS—1.4%
LKQ Corp.*	3,105	63,653

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—2.4%
FTI Consulting Inc.*	810	57,640
Geo Group Inc.,/The*	1,960	47,118
		104,758
DIVERSIFIED METALS & MINING—1.7%
Intrepid Potash Inc.*	625	34,563
Major Drilling Group International*	80	3,084
Thompson Creek Metals Co., Inc.*	2,115	36,040
		73,687
ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	945	49,253

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Ametek Inc.	1,005	48,099
JA Solar Holdings Co., Ltd.*#	2,450	37,167
		85,266

ELECTRONIC EQUIPMENT MANUFACTURERS—.6%
Dolby Laboratories Inc., Cl. A*	650	26,449

ENVIRONMENTAL & FACILITIES SERVICES—2.2%
EnergySolutions Inc.	2,280	46,763
Waste Connections Inc.*	1,270	46,215
		92,978
FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Terra Industries Inc.	835	45,090

FOOTWEAR—1.0%
Deckers Outdoor Corp.*	370	41,814

HEALTH CARE EQUIPMENT—3.4%
Hologic Inc.*	1,670	30,845
Insulet Corp.*	2,335	32,573
Meridian Bioscience Inc.	1,505	39,145
Micrus Endovascular Corp.*	3,350	48,709
		151,272
HEALTH CARE FACILITIES—1.2%
Community Health Systems Inc.*	1,595	52,603

HEALTH CARE SERVICES—2.6%
Gentiva Health Services Inc.*	2,325	59,381
IPC The Hospitalist Co., Inc.*	2,365	50,966
		110,347
HEALTH CARE SUPPLIES—1.0%
Power Medical Interventions Inc.*	5,155	27,218
RTI Biologics Inc.*	2,065	17,119
		44,337
HOME ENTERTAINMENT SOFTWARE—.6%
THQ Inc.*	1,745	26,489

HOTELS RESORTS & CRUISE LINES—.7%
Ctrip.com International Ltd.#	720	32,465

INDUSTRIAL MACHINERY—2.0%
Clarcor Inc.	1,125	43,335
RBC Bearings Inc.*	1,275	42,419
		85,754
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Cincinnati Bell Inc.*	10,965	42,764

INTERNET RETAIL—.9%
priceline.com Inc.*	360	41,382

INTERNET SOFTWARE & SERVICES—.8%
VistaPrint Ltd.*	1,285	33,114

INVESTMENT BANKING & BROKERAGE—1.5%
Investment Technology Group Inc.*	735	21,859
Lazard Ltd., Cl. A	1,090	44,483
		66,342
IT CONSULTING & OTHER SERVICES—1.7%
Ness Technologies Inc.*	4,230	52,325
SI International Inc.*	1,185	21,662
		73,987
LEISURE FACILITIES—.9%
Life Time Fitness Inc.*	1,275	37,982

LIFE SCIENCES TOOLS & SERVICES—2.5%
Illumina Inc.*	565	52,681
Parexel International Corp.*	1,915	55,975
		108,656
METAL & GLASS CONTAINERS—1.1%
Silgan Holdings Inc.	925	48,859

OFFICE REITS—1.0%
Digital Realty Trust Inc.	1,030	44,197

OIL & GAS EQUIPMENT & SERVICES—5.5%
Cal Dive International Inc.*	3,225	34,540
Cameron International Corp.*	1,005	47,999
Dril-Quip Inc.*	925	50,080
IHS Inc., Cl. A*	855	53,207
T-3 Energy Services Inc.*	880	60,342
		246,168
OIL & GAS EXPLORATION & PRODUCTION—4.7%
Carrizo Oil & Gas Inc.*	725	36,497
Concho Resources Inc.*	1,775	58,131
Petrobank Energy & Resources Ltd.*	820	32,942
PetroHawk Energy Corp.*	745	24,823
Petroquest Energy Inc.*	870	18,157
Range Resources Corp.	895	43,461
		214,011
PACKAGED FOODS & MEATS—1.0%
Hain Celestial Group Inc.*	1,695	44,307

PHARMACEUTICALS—2.7%
Biodel Inc.*	3,155	53,099
Optimer Pharmaceuticals Inc.*	2,540	21,387
Perrigo Co.	1,225	43,157
		117,643
REGIONAL BANKS—1.0%
Signature Bank*	1,535	45,175

RESTAURANTS—1.2%
Darden Restaurants Inc.	1,645	53,578

SEMICONDUCTORS—4.5%
Atheros Communications Inc.*	1,655	51,305
Cavium Networks Inc.*	1,505	24,155
Intersil Corp.	1,125	27,146
Microsemi Corp.*	1,965	51,011
ON Semiconductor Corp.*	5,000	46,950
		200,567
SPECIALTY CHEMICALS—.8%
Flotek Industries Inc.*	1,965	36,117

TECHNOLOGY DISTRIBUTORS—.8%
Mellanox Technologies Ltd.*	2,800	35,812

THRIFTS & MORTGAGE FINANCE—1.0%
People’s United Financial Inc.	2,540	43,129

WIRELESS TELECOMMUNICATION SERVICES—1.4%
SBA Communications Corp.*	1,645	62,329

TOTAL COMMON STOCKS (Cost $4,195,155)		4,107,242

PURCHASE AGREEMENTS-.1%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $3,162)	105	3,267

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 5.3%

TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.68%, 8/1/08	$34,876	34,876
Bank of America London, 1.68%, 8/1/08	100,000	100,000
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $234,876)		234,876

Total Investments (Cost $4,433,193)(a)	98.8%	4,345,385
Other Assets in Excess of Liabilities	1.2	51,402
Net Assets	100.0%	$4,396,787

* Non-income producing securities.

# American Depositary Receipts.

(a) At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,433,193 amounted to $87,808 which consisted of aggregate gross unrealized appreciation of $214,646 and aggregate gross unrealized depreciation of $302,454.

(b) Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $3,162

SEE NOTES TO FINANCIAL STATEMENTS

THE ALGER FUNDS

ALGER HEALTH SCIENCES FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-83.1%

BIOTECHNOLOGY-26.9%
Acorda Therapeutics Inc.*	203,150	$6,665,351
Alexion Pharmaceuticals Inc.*	22,500	2,109,375
Altus Pharmaceuticals Inc.*	341,400	1,618,236
Amgen Inc.*	165,000	10,333,950
BioMarin Pharmaceutical Inc.*	53,750	1,749,562
Celgene Corp.*	140,409	10,599,475
Cephalon Inc.*	70,900	5,187,044
Cepheid Inc.*	114,850	1,966,232
Cubist Pharmaceuticals Inc.*	236,300	5,354,558
Genentech Inc.*	119,000	11,334,750
Gilead Sciences Inc.*	231,350	12,488,273
InterMune Inc.*	357,255	6,137,641
Momenta Pharmaceuticals Inc.*	63,600	1,054,488
Myriad Genetics Inc.*	20,000	1,330,000
OSI Pharmaceuticals Inc.*	65,150	3,428,845
Pharmasset Inc.*	43,352	896,519
Poniard Pharmaceuticals Inc.*	211,352	813,705
Savient Pharmaceuticals Inc.*	204,350	5,431,623
United Therapeutics Corp.*	33,000	3,741,870
		92,241,497
DRUG RETAIL-1.9%
CVS/Caremark Corp.	177,600	6,482,400

HEALTH CARE DISTRIBUTORS-1.5%
Cardinal Health Inc.	95,000	5,104,350

HEALTH CARE EQUIPMENT-18.6%
Advanced Medical Optics Inc.*	75,000	1,302,000
Baxter International Inc.	113,050	7,756,360
Beckman Coulter Inc.	36,600	2,647,644
Boston Scientific Corp.*	370,000	4,399,300
Covidien Ltd.	120,650	5,940,806
Hologic Inc.*	199,990	3,693,815
Insulet Corp.*	165,650	2,310,818
Intuitive Surgical Inc.*	3,100	964,999
Masimo Corp.*	20,000	755,400
Meridian Bioscience Inc.	140,000	3,641,400
Micrus Endovascular Corp.*	145,597	2,116,980
Smith & Nephew PLC#	56,500	3,031,225

St. Jude Medical Inc.*	207,800	9,679,324
Thoratec Corp.*	206,350	3,871,126
Varian Medical Systems Inc.*	97,000	5,820,000
Zimmer Holdings Inc.*	87,500	6,029,625
		63,960,822
HEALTH CARE FACILITIES-4.3%
Community Health Systems Inc.*	247,100	8,149,358
Tenet Healthcare Corp.*	704,600	4,079,634
Universal Health Services Inc., Cl. B	45,000	2,727,900
		14,956,892
HEALTH CARE SERVICES-1.9%
IPC The Hospitalist Co., Inc.*	142,000	3,060,100
Quest Diagnostics Inc.	66,800	3,551,088
		6,611,188
HEALTH CARE SUPPLIES-1.7%
Inverness Medical Innovations Inc.*	124,500	4,196,895
Power Medical Interventions Inc.*	315,300	1,664,784
		5,861,679
LIFE SCIENCES TOOLS & SERVICES-4.1%
Illumina Inc.*	53,690	5,006,056
Luminex Corp.*	35,000	770,000
Parexel International Corp.*	172,674	5,047,261
Thermo Fisher Scientific Inc.*	55,000	3,328,600
		14,151,917
MANAGED HEALTH CARE-.4%
Humana Inc.*	33,100	1,453,421

PHARMACEUTICALS-21.6%
Abbott Laboratories	199,200	11,222,928
Barr Pharmaceuticals Inc.*	88,050	5,809,539
Bayer AG#	74,050	6,396,128
Biodel Inc.*	215,250	3,622,658
Cadence Pharmaceuticals Inc.*	144,575	1,487,677
Cardiome Pharma Corp.*	155,300	1,840,305
Johnson & Johnson	127,850	8,753,890
Medicines Co.,/The*	84,250	1,871,192
Merck & Co., Inc.	135,100	4,444,790
Merck KGAA*	37,400	4,519,954
Mylan Inc.*	572,650	7,427,271
Perrigo Co.	98,250	3,461,348
Pozen Inc.*	167,800	2,043,804
Schering-Plough Corp.	253,550	5,344,834
Shire Ltd.#	34,300	1,726,662
Teva Pharmaceutical Industries Ltd.#	72,450	3,248,658

XenoPort Inc.*	18,400	843,088
		74,064,726

SPECIALIZED CONSUMER SERVICES-.2%
Stewart Enterprises Inc., Cl. A	75,000	668,250

TOTAL COMMON STOCKS (Cost $256,454,289)		285,557,142

	PRINCIPAL
	AMOUNTS
SHORT-TERM INVESTMENTS-14.1%

TIME DEPOSITS
Bank of America London, 1.68%, 8/1/08	$13,000,000	13,000,000
Citibank London, 1.68%, 8/1/8	9,294,299	9,294,299
JP Morgan Chase London, 1.68%, 8/1/08	13,000,000	13,000,000
Wells Fargo Grand Cayman, 1.68%, 8/1/08	13,000,000	13,000,000

TOTAL TIME DEPOSITS (Cost $48,294,299)		48,294,299

Total Investments (Cost $304,748,588)(a)	97.2%	333,851,441
Other Assets in Excess of Liabilities	2.8	9,615,797
Net Assets	100.0%	$343,467,238

* Non-income producing securities.

# American Depositary Receipts.

(a) At July 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $304,748,588 amounted to $29,102,853 which consisted of aggregate gross unrealized appreciation of $38,173,245 and aggregate gross unrealized depreciation of $9,070,392.

See Notes to Financial Statements.

THE ALGER FUNDS

ALGER BALANCED FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-61.6%

ADVERTISING-.3%
Focus Media Holding Ltd.*#	9,100	$270,361

AEROSPACE & DEFENSE-3.2%
BE Aerospace Inc.*	12,200	313,296
Boeing Co.	12,020	734,542
General Dynamics Corp.	11,400	1,016,196
Lockheed Martin Corp.	5,900	615,547
		2,679,581
AIR FREIGHT & LOGISTICS-.9%
FedEx Corp.	3,300	260,172
United Parcel Service Inc.	7,600	479,408
		739,580
APPLICATION SOFTWARE-.3%
Intuit Inc.*	8,300	226,839

ASSET MANAGEMENT & CUSTODY BANKS-.6%
AllianceBernstein Holding LP	4,400	228,580
BlackRock Inc.	800	173,368
Invesco Ltd.	6,500	151,385
		553,333
BIOTECHNOLOGY-.6%
Genentech Inc.*	4,700	447,675
Gilead Sciences Inc.*	2,000	107,960
		555,635
BROADCASTING & CABLE TV-1.1%
Comcast Corp.	7,200	147,888
Scripps Networks Interactive Inc.*	19,400	786,476
		934,364
CASINOS & GAMING-.5%
International Game Technology	8,800	191,048
MGM Mirage*	7,800	226,356
		417,404
COAL & CONSUMABLE FUELS-.2%
Uranium One Inc.*	51,100	182,367

COMMODITY CHEMICALS-.2%
Celanese Corp.	5,400	208,062

COMMUNICATIONS EQUIPMENT-2.3%
Cisco Systems Inc.*	36,955	812,640
Nokia OYJ#	12,700	346,964
QUALCOMM Inc.	3,800	210,292
Research In Motion Ltd.*	3,245	398,551
TomTom NV*	7,000	157,847
		1,926,294

COMPUTER & ELECTRONICS RETAIL-.2%
GameStop Corp.*	3,100	125,581

COMPUTER HARDWARE-2.3%
Apple Inc.*	7,765	1,234,247
Hewlett-Packard Co.	15,600	698,880
		1,933,127
COMPUTER STORAGE & PERIPHERALS-.9%
EMC Corp.*	34,200	513,342
NetApp Inc.*	6,400	163,520
SanDisk Corp.	5,600	78,960
		755,822
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-.3%
Deere & Co.	4,100	287,656

CONSUMER ELECTRONICS-1.0%
Garmin Ltd.*	5,100	181,917
Harman International Industries Inc.	6,200	255,254
Sony Corp.*#	10,400	391,768
		828,939
DATA PROCESSING & OUTSOURCED SERVICES-.5%
Alliance Data Systems Corp.*	4,000	256,600
VeriFone Holdings Inc.*	8,600	128,656
		385,256
DEPARTMENT STORES-.5%
Kohl’s Corp.*	4,800	201,168
Nordstrom Inc.	8,100	232,794
		433,962
DIVERSIFIED CHEMICALS-.5%
EI Du Pont de Nemours & Co.	9,400	411,814

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-.5%
FTI Consulting Inc.*	5,600	398,496

DIVERSIFIED METALS & MINING-.5%
Freeport-McMoRan Copper & Gold Inc.	4,060	392,805

DRUG RETAIL-1.4%
Walgreen Co.	34,200	1,174,428

ELECTRONIC EQUIPMENT MANUFACTURERS-.2%
L-1 Identity Solutions Inc.*	9,700	130,659

FOOD RETAIL-.3%
Whole Foods Market Inc.	11,000	243,870

FOOTWEAR-.3%
Nike Inc.	4,300	252,324

GOLD-.5%
Yamana Gold Inc.	34,100	421,817

HEALTH CARE EQUIPMENT-2.4%
Beckman Coulter Inc.	3,200	231,488
Boston Scientific Corp.*	31,000	368,590
Hologic Inc.*	17,600	325,072
St. Jude Medical Inc.*	13,500	628,830
Zimmer Holdings Inc.*	6,400	441,024
		1,995,004
HEALTH CARE FACILITIES-1.0%
Brookdale Senior Living Inc.	9,305	141,994
Quest Diagnostics Inc.	7,400	393,384
Inverness Medical Innovations Inc.*	8,300	279,793
		815,171
HOME ENTERTAINMENT SOFTWARE-1.6%
Electronic Arts Inc.*	5,900	254,762
Nintendo Co., Ltd.#	10,245	623,222
Take-Two Interactive Software Inc.*	21,700	494,760
		1,372,744
HOTELS RESORTS & CRUISE LINES-.4%
Accor SA	4,700	313,526

HOUSEHOLD PRODUCTS-1.2%
Procter & Gamble Co.	15,025	983,837

INDUSTRIAL CONGLOMERATES-1.7%
3M Co.	6,500	457,535
General Electric Co.	18,900	534,681
McDermott International Inc.*	9,200	438,564
		1,430,780
INDUSTRIAL GASES-.2%
Praxair Inc.	1,800	168,714

INDUSTRIAL MACHINERY-.5%
ITT Corp.	6,310	422,518

INDUSTRIAL REITS-.3%
DuPont Fabros Technology Inc.	14,900	243,615

INTEGRATED OIL & GAS-2.7%
ConocoPhillips	4,800	391,776
Exxon Mobil Corp.	13,400	1,077,762
Hess Corp.	4,600	466,440
Petroleo Brasileiro SA#	5,700	318,687
		2,254,665
INTEGRATED TELECOMMUNICATION SERVICES-.8%
AT&T Inc.	10,800	332,748
Verizon Communications Inc.	10,300	350,612
		683,360
INTERNET RETAIL-.8%
Amazon.com Inc.*	2,300	175,582
IAC/InterActiveCorp.*	30,400	530,784
		706,366
INTERNET SOFTWARE & SERVICES-2.2%
DealerTrack Holdings Inc.*	10,400	162,032

eBay Inc.*	30,290	762,399
Google Inc.*	1,605	760,369
Yahoo! Inc.*	10,000	198,900
		1,883,700
INVESTMENT BANKING & BROKERAGE-1.6%
Goldman Sachs Group Inc.	1,500	276,060
Greenhill & Co., Inc.	3,300	202,719
Lazard Ltd.	8,500	346,885
Merrill Lynch & Co., Inc.	14,700	391,755
Morgan Stanley	4,000	157,920
		1,375,339
IT CONSULTING & OTHER SERVICES-.5%
Cognizant Technology Solutions Corp.*	14,000	392,980

LIFE & HEALTH INSURANCE-.2%
Aflac Inc.	3,500	194,635

MANAGED HEALTH CARE-.7%
Aetna Inc.	4,500	184,545
UnitedHealth Group Inc.	13,100	367,848
		552,393
MOVIES & ENTERTAINMENT-1.3%
DreamWorks Animation SKG Inc.*	9,800	291,060
Regal Entertainment Group	26,400	439,560
Viacom Inc.*	14,200	396,606
		1,127,226
OFFICE REITS-.3%
Digital Realty Trust Inc.	5,300	227,423

OIL & GAS DRILLING-1.0%
Transocean Inc.*	6,316	859,165

OIL & GAS EQUIPMENT & SERVICES-3.6%
Cameron International Corp.*	8,800	420,288
National Oilwell Varco Inc.*	6,860	539,402
Schlumberger Ltd.	13,725	1,394,460
Chesapeake Energy Corp.	5,200	260,780
Devon Energy Corp.	4,400	417,516
		3,032,446
OIL & GAS REFINING & MARKETING-.1%
Valero Energy Corp.	3,200	106,912

OTHER DIVERSIFIED FINANCIAL SERVICES-.2%
Bovespa Holding SA*	14,200	179,335

PACKAGED FOODS & MEATS-.7%
Kraft Foods Inc.	19,000	604,580

PHARMACEUTICALS-3.1%
Abbott Laboratories	9,900	557,766
Johnson & Johnson	11,600	794,252
Merck & Co., Inc.	20,500	674,450
Mylan Inc.*	22,300	289,231
Shire Ltd.	5,900	297,006
		2,612,705

REGIONAL BANKS-.4%
PNC Financial Services Group Inc.	4,200	299,418

RESTAURANTS-.8%
Cheesecake Factory/The*	14,000	197,120
Starbucks Corp.*	31,200	458,328
		655,448
SEMICONDUCTOR EQUIPMENT-.9%
Lam Research Corp.*	6,800	223,652
MEMC Electronic Materials Inc.*	8,230	380,308
Tessera Technologies Inc.*	7,300	127,166
		731,126
SEMICONDUCTORS-1.6%
Intel Corp.	32,100	712,299
Maxim Integrated Products Inc.	17,100	335,844
Nvidia Corp.*	22,500	257,400
		1,305,543
SOFT DRINKS-3.3%
Coca-Cola Co.,/The	26,600	1,369,900
Hansen Natural Corp.*	8,900	203,454
PepsiCo Inc.	17,400	1,158,144
		2,731,498
SPECIALIZED FINANCE-1.6%
CME Group Inc.	1,300	468,169
Nymex Holdings Inc.	9,200	754,216
NYSE Euronext	2,500	118,100
		1,340,485
SYSTEMS SOFTWARE-2.1%
Microsoft Corp.	69,300	1,782,396

THRIFTS & MORTGAGE FINANCE-.3%
New York Community Bancorp Inc.	16,300	270,905

TOBACCO-1.4%
Altria Group Inc.	27,515	559,930
Philip Morris International Inc.	12,515	646,400
		1,206,330
TOTAL COMMON STOCKS (Cost $57,880,465)		51,732,664

	PRINCIPAL
	AMOUNT
CORPORATE BONDS-19.1%

ALUMINUM-.4%
Alcoa Inc., 6.75%, 7/15/18	$350,000	349,355

BREWERS-.4%
SABMiller PLC, 5.70%, 1/15/14(a)	350,000	347,369

COAL & CONSUMABLE FUELS-.4%
Massey Energy Co., 6.875%, 12/15/01	350,000	344,313

DIVERSIFIED BANKS-.6%
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	525,000	475,043

DIVERSIFIED CHEMICALS-.3%
Dow Chemical Co.,/The, 5.70%, 5/15/18	300,000	283,724

DRUG RETAIL-.8%
Walgreen Co., 4.875%, 8/1/13	640,000	639,404

ELECTRIC UTILITIES-1.3%
Entergy Gulf States Louisiana LLC, 6.00%, 5/1/18(a)	300,000	293,232
Exelon Generation Co., LLC, 6.20%, 10/1/17	175,000	170,860
Florida Power Corp., 5.80%, 9/15/17	300,000	307,312
Southern Co., 5.30%, 1/15/12	300,000	306,630
		1,078,034
ELECTRICAL COMPONENTS & EQUIPMENT-.4%
Cooper US Inc., 6.10%, 7/1/17	330,000	333,248

FOOD RETAIL-.4%
Kroger Co.,/The, 6.15%, 1/15/20	300,000	297,438

INDUSTRIAL CONGLOMERATES-.5%
Ge Capital Commercial Mortgage Corp., 6.59%, 8/11/33	425,000	436,452

INDUSTRIAL MACHINERY-.4%
Systems 2001 Asset Trust LLC, 6.664%, 9/15/13(a)	356,609	361,783

INTEGRATED OIL & GAS-.2%
Marathon Oil Corp., 5.90%, 3/15/18	150,000	146,185

INTEGRATED TELECOMMUNICATION SERVICES-1.0%
AT&T Inc., 4.95%, 1/15/13	600,000	600,740
Verizon Communications Inc., 5.25%, 4/15/13	250,000	250,516
		851,256
INVESTMENT BANKING & BROKERAGE-2.9%
Bear Stearns Commercial Mortgage Securities, 4.888%, 5/14/16(a)	350,000	354,230
Bear Stearns Commercial Mortgage Securities, 5.064%, 5/14/16(a)	300,000	304,035
Goldman Sachs Group Inc.,/The, 6.15%, 4/1/18	275,000	265,381
Lazard Group, 6.85%, 6/15/17	370,000	322,989
Lehman Brothers Holdings Inc., 6.20%, 9/26/14	150,000	138,213
Morgan Stanley Capital I, 5.178%, 9/15/42	600,000	586,380
Morgan Stanley Capital I, 5.514%, 11/12/49	500,000	459,561
		2,430,789
MULTI-LINE INSURANCE-.3%
Chubb Corp., 5.75%, 5/15/18	250,000	240,905

MULTI-UTILITIES-.6%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14	345,000	350,363
Virginia Electric and Power Co., 5.10%, 11/30/12	125,000	125,000
		475,363
OFFICE ELECTRONICS-.1%
Xerox Corp., 5.65%, 5/15/13	100,000	99,175

OIL & GAS EQUIPMENT & SERVICES-1.2%
Weatherford International Ltd., 6.00%, 3/15/18	375,000	370,805

PetroHawk Energy Corp., 7.875%, 6/1/15(a)	100,000	97,250
XTO Energy Inc., 5.90%, 8/1/12	500,000	505,381
		973,436
OIL & GAS REFINING & MARKETING-.5%
Tesoro Corp., 6.25%, 11/1/12	200,000	183,500
Valero Energy Corp., 6.875%, 4/15/12	250,000	258,272
		441,772
OIL & GAS STORAGE & TRANSPORTATION-1.1%
Enterprise Products Operating LP, 8.375%, 8/1/66	610,000	596,830
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	347,000	335,723
		932,553
OTHER DIVERSIFIED FINANCIAL SERVICES-2.2%
Bank of America Corp., 8.125, 12/31/49	400,000	372,584
Barclays Bank PLC, 6.05%, 12/4/17(a)	225,000	217,180
Citigroup Inc., 8.40%, 12/30/49	400,000	342,996
JP Morgan Chase Commercial Mortgage Securities Corp., 6.065%, 4/15/45	890,000	856,765
		1,789,525
PROPERTY & CASUALTY INSURANCE-.9%
Ace INA Holdings Inc., 5.60%, 5/15/15	350,000	340,404
Liberty Mutual Group Inc., 7.80%, 3/15/37(a)	600,000	446,335
		786,739
RESTAURANTS-.3%
Darden Restaurants Inc., 5.625%, 10/15/12	250,000	242,097

SOFT DRINKS-.6%
Dr. Pepper Snapple Group Inc., 6.82%, 5/1/18(a)	250,000	251,819
PepsiCo Inc., 4.65%, 2/15/13	250,000	254,125
		505,944
SPECIALIZED REITS-.4%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	300,000	307,125

STEEL-.3%
ArcelorMittal, 6.125%, 6/1/18(a)	300,000	288,613

SYSTEMS SOFTWARE-.1%
Oracle Corp., 4.95%, 4/15/13	100,000	101,098

WIRELESS TELECOMMUNICATION SERVICES-.5%
American Tower Trust, 5.957%, 4/15/37(a)	500,000	443,535

TOTAL CORPORATE BONDS (Cost $15,631,003)		16,002,273

CONVERTIBLE CORPORATE BONDS-.2%
OIL & GAS DRILLING
Transocean Inc., 1.50%, 12/15/37 (Cost $135,000)	135,000	144,788

U.S. GOVERNMENT & AGENCY-15.1%
Federal Farm Credit Bank,
5.20%, 9/26/17	1,000,000	1,044,072
4.95%, 10/18/18	455,000	463,053

Federal Home Loan Bank,
5.375%, 6/8/12	275,000	289,692
Federal Home Loan Mortgage Corporation,
5.50%, 7/15/10	350,000	353,326
5.50%, 12/15/20	545,865	555,152
6.00%, 8/15/29	900,000	926,874
6.00%, 3/15/36	760,033	755,910
Federal National Mortgage Association,
3.85%, 4/14/09	500,000	503,638
3.25%, 4/9/13	500,000	484,540
5.00%, 4/1/18	617,661	613,473
5.50%, 10/25/20	550,000	562,659
5.50%, 12/25/20	534,808	541,697
6.625%, 11/15/30	350,000	417,150
6.00%, 4/25/35	950,000	965,665
Government National Mortgage Association,
5.00%, 5/16/29	470,776	476,281
U.S. Treasury Notes,
4.875%, 8/15/09	300,000	307,922
5.00%, 8/15/11	700,000	744,352
4.75%, 5/15/14	552,000	593,056
4.25%, 11/15/14	800,000	838,188
4.50%, 2/15/16	300,000	316,781
4.75%, 8/15/17	300,000	318,446
U.S. Treasury Bond,
7.50%, 11/15/16	483,000	604,203

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $13,359,703)		12,676,130

SHORT-TERM INVESTMENTS-4.4%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08	3,300,000	3,300,000
Bank of America London, 1.68%, 8/1/08	442,670	442,670

TOTAL TIME DEPOSITS (Cost $3,742,670)		3,742,670

Total Investments (Cost $90,748,841)(b)	100.4%	84,298,525
Liabilities in Excess of Other Assets	(0.4)	(298,316)
Net Assets	100.0%	$84,000,209

* Non-income producing securities.

# American Depositary Receipts.

(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 4.4% of the net assets of the fund.

(b)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $90,748,841 amounted to $6,450,316 which consisted of aggregate gross unrealized appreciation of $3,671,563 and aggregate gross unrealized depreciation of $10,121,879.

See Notes to Financial Statements

THE ALGER FUNDS

ALGER MONEY MARKET FUND

Schedule of Investments (Unaudited)

July 31, 2008

	PRINCIPAL
	AMOUNT	VALUE
U.S. AGENCY OBLIGATIONS -100.1%

Federal Home Loan Bank,
1.72%, 8/1/08	$21,940,000	$21,940,000
2.17%, 9/15/08	6,000,000	5,983,725
2.23%, 10/2/08	4,000,000	3,984,638
2.39%, 10/17/08	8,000,000	7,959,104
2.40%, 10/24/08	9,000,000	8,949,600
Federal National Mortgage Association,
2.23%, 9/17/08	6,000,000	5,982,532

TOTAL U.S. AGENCY OBLIGATIONS (Cost $54,799,599)		54,799,599

SHORT-TERM INVESTMENTS - .3%

TIME DEPOSITS
Bank of America London, 1.68%, 8/1/08 (Cost $190,913)	190,913	190,913

Total Investments (Cost $54,990,512)(a)	100.4%	54,990,512
Liabilities In Excess of Other Assets	(0.4)	(221,549)
Net Assets	100.0%	$54,768,963

(a) At July 31, 2008, the net unrealized appreciation on investments, based on cost of federal income tax purposes was the same as the cost for financial reporting purposes.

SEE NOTES TO FINANCIAL STATEMENTS

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 18, 2008